4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
4. DISCONTINUED OPERATIONS

NOTE 4. DISCONTINUED OEPRATIONS

On January 28, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc., the Company’s media business subsidiary, and certain related media assets of the Company to Michael D. Parnell, the Company’s former Chief Executive Officer, National Accounts Director and a Director of the Company.  On May 12, 2014, the Company completed the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014.  See Note 13 for additional information regarding the sale of the media business. As a result of the completed sale, the financials of the media business have been excluded from the financial statements for the year ended December 31, 2014.

The Company has identified the assets and liabilities attributed to the media business.  Assets and liabilities as of December 31, 2013 attributed to the business are as follows:

Assets from discontinued operations
December 31,
2013
Accounts receivable, net	$98,374
Equipment, net	13,145
Total assets from discontinued operations	$111,519

Liabilities from discontinued operations
December 31,
2013
Accounts payable and accrued expenses	$180,178
Deferred revenue	521
Total liabilities from discontinued operations	$180,699

Income (loss) attributed to the media business for the years ended December 31, 2014 and 2013 were as follows:

Income from discontinued operations

	Years Ended,
	December 31,	December 31,
	2014	2013
Revenues from discontinued operations	$-	$1,907,903
Cost of revenues	-	(1,727,534)
Selling, general and administrative expenses	-	(237,298)
Interest expense	-	(727)
Other expense	-	(286)
Gain on disposal of discontinued operations	1,230	-
Income from discontinued operations before taxes	1,230	(57,942)
Income tax expense	-	-
Income from discontinued operations	$1,230	$(57,942)

The Company does not believe there is an effect of income taxes on discontinued operations. Due to ongoing operating losses, the uncertainty of future profitability and limitations on the utilization of net operating loss carry-forwards under Internal Revenue Code Section 382, a valuation allowance has been recorded to fully offset the Company’s deferred tax asset.